Intangible Assets, Net (Schedule of Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets with a finite useful life	$ 14,192	$ 11,222
Intangible assets with an indefinite useful life	69,267	60,587
Goodwill and intangible assets, net	$ 83,459	$ 71,809